Prepaid Expenses and Other Current Assets, Net (Details) - Schedule of Allowance of Credit Losses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Allowance of Doubtful Accounts [Abstract]
Balance at the beginning of the year	$ 177	$ 191
Additions
Foreign currency translation	(5)	(14)
Balance at the end of the year	$ 172	$ 177